Bonds Payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Bonds Payable
20.	BONDS PAYABLE

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$236,168
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	67,476
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	-	3,700,000	124,831
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	-	4,300,000	145,074
Unsecured convertible overseas bonds
US$400,000 thousand	12,900,000	-	-
US$200,000 thousand (linked to New Taiwan dollar)	6,185,600	6,185,600	208,691
Secured overseas bonds - secured by the Company
US$300,000 thousand, interest due semi-annually with annual interest rate at 2.125% and has been repaid in July 2017	9,675,000	-	-
	37,760,600	23,185,600	782,240
Less: discounts on bonds payable	760,697	42,820	1,444
	36,999,903	23,142,780	780,796
Less: current portion	9,658,346	6,161,197	207,868

	$27,341,557	$16,981,583	$572,928

a.	In September 2013, the Company offered the third unsecured convertible overseas bonds (the “Bonds”) in US$400,000 thousand. The Bonds is zero coupon bonds with the maturity of 5 years, in denominations of US$200 thousand or in any integral multiples thereof. Each holder of the Bonds has the right at any time on or after October 16, 2013 and up to (and including) August 26, 2018, except during legal lock-up period, to convert the Bonds into newly issued listed common shares at the conversion price NT$33.085, determined on the basis of a fixed exchange rate of US$1 to NT$29.956. The conversion price will be adjusted in accordance with the conversion provisions due to anti-dilution clause. As of December 31, 2016, the conversion price was NT$28.99. As of December 31, 2017, the Bonds holders have exercised the conversion right to convert the Bonds of US$399,600 thousand into the company’s ordinary shares at conversion prices from NT$27.95 (US$0.94) to NT$28.96 (US$0.98).

The Bonds may be redeemed at the option of the Company, in whole or in part, at any time on or after the third anniversary of the offering date provided that (1) the closing price, translated into U.S. dollars, of the common shares for a period of 20 consecutive trading days is at least 130% of the conversion price, (2) at least 90% in aggregate principal amount of the Bonds originally outstanding has been redeemed, repurchased and canceled or converted, or (3) the Company is required to pay additional taxes on the Bonds as a result of certain changes in tax laws in the ROC.

Each holder shall have the right to request the Company repurchase all or any portion of the principal amount thereof of a holder’s Bonds (1) on the third anniversary of the offering date, (2) in the event of a change of control, or (3) in the event of delisting.

The Bonds contained a debt host contract, recognized as bonds payable, and the conversion option, redemption option and put option (collectively the “Bonds Options”) aggregately recognized as financial liabilities at FVTPL. The effective interest rate of the debt host contract was 3.16% and the aggregate fair value of the Bonds Options was NT$1,667,950 thousand on initial recognition.

The Company’s board of directors resolved in third quarter of 2017 to issue a notice of early redemption to Bonds holders. In the third quarter of 2017, the closing price of the Company’s ordinary shares (translated into U.S. dollars at the prevailing rates) for a period of 20 consecutive trading days is higher than 130% of the conversion price in U.S. dollar translated at the fixed exchange rate of US$1 to NT$29.956 determined on pricing date per ordinary share. Therefore, except those have been converted, the Company early redeemed the outstanding Bonds of US$400 thousand in September 2017.

b.	In July 2015, the Company offered the forth unsecured convertible overseas bonds (the “Currency Linked Bonds”) in US$200,000 thousand. The Currency Linked Bonds is zero coupon bonds with the maturity of 2.75 years, in denominations of US$200 thousand or in any integral multiples thereof. Repayment, redemption and put amount denominated in U.S. dollar will be converted into New Taiwan dollar amount using a fixed exchange rate of US$1 to NT$30.928 (the “Fixed Exchange Rate”) and then converted back to U.S. dollar amount using the applicable prevailing rate at the time of repayment, redemption or put. Each holder of the Currency Linked Bonds has the right at any time on or after August 11, 2015 and up to (and including) March 17, 2018, except during legal lock-up period, to convert the Currency Linked Bonds into common shares at the conversion price NT$54.55, determined on the basis of the Fixed Exchange Rate. The Company’s treasury shares will be available for delivery upon conversion of the Currency Linked Bonds. The conversion price will be adjusted in accordance with the conversion provisions due to anti-dilution clause. As of December 31, 2016 and 2017, the conversion price was NT$49.52 and NT$47.76 (US$1.61), respectively.

The Currency Linked Bonds may be redeemed at the option of the Company, in whole or in part, at any time on or after March 19, 2018 provided that (1) the closing price, translated into U.S. dollars, of the common shares for a period of 20 out of 30 consecutive trading days is at least 130% of the conversion price, (2) at least 90% in aggregate principal amount of the Currency Linked Bonds originally outstanding has been redeemed, repurchased and canceled or converted, or (3) the Company is required to pay additional taxes on the Currency Linked Bonds as a result of certain changes in tax laws in the ROC.

Each holder shall have the right to request the Company repurchase all or any portion of the principal amount thereof of a holder’s Currency Linked Bonds (1) in the event of a change of control, or (2) in the event of delisting.

The Currency Linked Bonds contained a debt host contract, recognized as bonds payable, and the conversion option, recognized as capital surplus. The effective interest rate of the debt host contract was 1.58% and the fair value of the conversion option was NT$214,022 thousand on initial recognition.

c.	To focus on corporate sustainability and to carry out the commitment to environmental protection and energy conservation, Anstock II Limited, a subsidiary the Company 100% owned, offered overseas bonds in US$300,000 thousand with the maturity of 3 years and annual interest rate of 2.125% (the “Green Bonds”) in July 2014. The Green Bonds are unconditionally and irrevocably guaranteed by the Company and the proceeds were used to fund certain eligible projects to promote the Group’s transition to low-carbon and climate resilient growth. As of December 31, 2017, the Company’s subsidiary has repaid the Green Bonds.